Lease Operations (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments Receivable for Operating Leases [Table Text Block]
The following is a schedule of minimum future rentals on the non-cancellable operating leases as of December 31, 2015:

(In millions)
2016	$265
2017	276
2018	279
2019	282
2020	283
2021 and thereafter	588
Total minimum future rentals	$1,973

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The following schedule summarizes the Partnership’s investment in assets held for operating lease by major classes as of December 31, 2015:

(In millions)
Natural gas gathering and NGL transportation pipelines and facilities	$619
Natural gas processing facilities	753
Barges	360
Towing vessels	91
Construction in progress	110
Property, plant and equipment	1,933
Less: accumulated depreciation	(170)
Total property, plant and equipment	$1,763